Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue	$ 538,140	$ 538,759	$ 533,229	$ 538,484	$ 550,694	$ 542,727	$ 541,983	$ 552,643	$ 2,148,612	$ 2,188,047	$ 2,352,521
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									322,216	341,147	328,501
Selling, general and administrative									204,015	231,397	199,412
Impairment of goodwill and other intangibles											4,165,400
Depreciation and amortization									707,824	694,891	687,729
Total operating expenses									1,234,055	1,267,435	5,381,042
Income (loss) from operations	233,815	234,033	229,113	217,596	233,705	220,410	227,324	239,173	914,557	920,612	(3,028,521)
Interest expense (income), net									1,020,770	938,501	890,279
Gain (loss) on early extinguishment of debt									(4,109)	1,030,092	7,061
Other income (expense), net									6,638	(2,105)	(6,201)
Income (loss) before income taxes									(103,684)	1,010,098	(3,917,940)
Provision for income taxes									71,130	15,986	1,513
Net income (loss)	(88,956)	(29,416)	(22,800)	(33,642)	663,803	196,605	117,412	16,292	(174,814)	994,112	(3,919,453)
Net income attributable to noncontrolling interest									(3,914)	(3,915)	(3,934)
Net income (loss) attributable to Intelsat S.A.	(89,951)	(30,412)	(23,795)	(34,570)	662,820	195,622	116,429	15,326	(178,728)	990,197	(3,923,387)
Cumulative preferred dividends											(9,919)
Net income (loss) attributable to common shareholders	$ (89,951)	$ (30,412)	$ (23,795)	$ (34,570)	$ 662,820	$ 195,622	$ 116,429	$ 15,326	$ (178,728)	$ 990,197	$ (3,933,306)
Net income (loss) per common share attributable to Intelsat S.A.:
Basic	$ (0.75)	$ (0.26)	$ (0.20)	$ (0.29)	$ 5.62	$ 1.66	$ 1.02	$ 0.14	$ (1.50)	$ 8.65	$ (36.68)
Diluted	$ (0.75)	$ (0.26)	$ (0.20)	$ (0.29)	$ 5.56	$ 1.65	$ 0.98	$ 0.13	$ (1.50)	$ 8.36	$ (36.68)